j.p. morgan acceptance corporation ii ABS-15G

Exhibit 99.22

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX		304655019	XXXX	XXXX	complianceDetailPage	XXXX	XXXX	XXXX
XXXX		304655019	XXXX	XXXX	diligenceFinalLookPage	XXXX	XXXX	XXXX
XXXX		304655019	XXXX	XXXX	diligenceFinalLookPage	XXXX	XXXX	XXXX